FINANCIAL RISK MANAGEMENT - Schedule of Securities Lending Transactions (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Securities Lending Transactions [Line Items]
Financial assets at fair value through profit or loss	£ 180,609	£ 206,771
Financial assets at fair value through other comprehensive income	23,154	28,137
Total financial assets	841,084	851,441
Loans and advances securitised1 £m
FINANCIAL RISK MANAGEMENT (Details) - Schedule of Securities Lending Transactions [Line Items]
Financial assets at fair value through profit or loss	1,463	2,348
Financial assets at fair value through other comprehensive income	5,429	1,918
Total financial assets	£ 6,892	£ 4,266